Debt Instruments Issued and Other Financial Liabilities	12 Months Ended
Dec. 31, 2020
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Debt Instruments Issued and Other Financial Liabilities

Note 20 - Debt Instruments Issued and Other Financial Liabilities

As of December 31, 2020 and 2019, composition of debt instruments issued and other financial liabilities is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Debt instruments issued
Mortgage finance bonds	30,846	40,933
Senior bonds	5,092,979	5,289,084
Subordinated bonds	1,081,031	1,078,339
Subtotals	6,204,856	6,408,356
Other financial liabilities
Liabilities with the public sector	—	10
Borrowings from local financial institutions	13,123	12,956
Subtotals	13,123	12,966
Totals	6,217,979	6,421,322

Debts classified as short-term are those that constitute demand obligations or will mature within a year. All other debts are classified as long-term. Detail is as follows

	As of December 31, 2020
	Long term	Short term	Totals
	MCh$	MCh$	MCh$
Mortgage finance bonds	24,251	6,595	30,846
Senior bonds	4,771,301	321,678	5,092,979
Subordinated bonds	1,081,031	—	1,081,031
Debt instruments issued	5,876,583	328,273	6,204,856
Other financial liabilities	—	13,123	13,123

	As of December 31, 2019
	Long term	Short term	Totals
	MCh$	MCh$	MCh$
Mortgage finance bonds	33,046	7,887	40,933
Senior bonds	4,645,463	643,621	5,289,084
Subordinated bonds	1,078,339	—	1,078,339
Debt instruments issued	5,756,848	651,508	6,408,356
Other financial liabilities	—	12,966	12,966

The following tables provide with additional information, including maturities, for each type of debt issued as of December 31, 2020 and 2019.

Note 20 - Debt Instruments Issued and Other Financial Liabilities, continued

a)	Mortgage finance bonds

Detail of maturities for mortgage finance bonds is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Within 1 year	6,595	7,887
After 1 year but within 2 years	5,638	6,508
After 2 years but within 3 years	5,068	6,072
After 3 years but within 4 years	4,544	5,524
After 4 years but within 5 years	3,484	5,121
After 5 years	5,517	9,821
Totals	30,846	40,933

b)	Senior bonds

Details for senior bonds, by currency, are as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Bonds in UF	4,134,994	4,273,637
Bonds in CLP	399,992	481,083
Bonds in COP	557,993	534,364
Totals	5,092,979	5,289,084

Detail of maturities for senior bonds is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Due within 1 year	321,678	643,621
After 1 year but within 2 years	486,427	323,921
After 2 years but within 3 years	309,111	608,342
After 3 years but within 4 years	589,699	282,882
After 4 years but within 5 years	592,851	478,634
After 5 years	2,793,213	2,951,684
Totals	5,092,979	5,289,084

Note 20 - Debt Instruments Issued and Other Financial Liabilities, continued

The following table presents details for senior bonds issued:

Senior bonds issued during the year ended December 31, 2020:

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BITACR0418	UF	500,000	5 years and 8 months	2% annual	01/14/2020	10/09/2025
BITACR0418	UF	1,000,000	5 years and 8 months	2% annual	01/14/2020	10/09/2025
BITACR0418	UF	500,000	5 years and 8 months	2% annual	01/14/2020	10/09/2025
BITACR0418	UF	3,000,000	5 years and 9 months	2% annual	04/08/2020	10/09/2025
BITACS0418	UF	3,000,000	6 years and 6 months	2% annual	04/08/2020	10/09/2026
Totals		8,000,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
SERIE A - 60	COP	148,100,000,000	5 years	6.00% annual	02/27/2020	02/27/2025
SERIE U - 120	COP	351,837,710,484	10 years	2.71% annual	02/27/2020	02/27/2030
SERIE A SUBSERIE A60	COP	165,915,000,000	5 years	4.83% annual	09/29/2020	09/29/2025
SUBSERIE B36	COP	134,100,000,000	3 years	1.28% annual	09/29/2020	09/29/2023
Totals		799,952,710,484

Senior bonds issued during the year ended December 31, 2019:

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BCORAM0710	UF	2,000,000	5 years and 5 months	3% annual	02/11/2019	07/01/2024
BCORAM0710	UF	3,000,000	5 years and 5 months	3% annual	02/15/2019	07/01/2024
BITACU0418	UF	2,000,000	9 years and 7 months	2% annual	02/25/2019	10/09/2028
BITACU0418	UF	2,000,000	9 years and 7 months	2% annual	02/26/2019	10/09/2028
BITACV0418	UF	2,000,000	10 years and 7 months	2% annual	03/07/2019	10/09/2029
BITACV0418	UF	2,000,000	10 years and 7 months	2% annual	03/14/2019	10/09/2029
BITACW0418	UF	2,500,000	11 years and 5 months	2% annual	05/07/2019	10/09/2030
BITACS0418	UF	2,000,000	7 years and 3 months	2% annual	07/03/2019	10/09/2026
Totals		17,500,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BCORBX0914	CLP	40,000,000	2 years and 2 months	5% annual	07/04/2019	09/01/2021
BCORBX0914	CLP	1,000,000	2 years and 2 months	5% annual	07/05/2019	09/01/2021
BCORBX0914	CLP	14,500,000	2 years and 2 months	5% annual	07/10/2019	09/01/2021
BCORBX0914	CLP	1,500,000	2 years and 2 months	5% annual	07/15/2019	09/01/2021
Totals		57,000,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
SUBSERIE A36	COP	163,035,000,000	3 years	6.13% annual	05/21/2019	05/21/2022
SUBSERIE C60	COP	186,965,000,000	5 years	2.86% annual	05/21/2019	05/21/2024
SERIE A SUBSERIE A60 – 60	COP	170,820,000,000	5 years	6.05% annual	10/16/2019	10/16/2024
SERIE C SUBSERIE C84 – 84	COP	50,000,000,000	7 years	2.28% annual	10/16/2019	10/16/2026
SERIE C SUBSERIE C120	COP	129,180,000,000	10 years	2.76% annual	10/16/2019	10/16/2029
Totals		700,000,000,000

Note 20 - Debt Instruments Issued and Other Financial Liabilities, continued

c)	Subordinated bonds

Details of subordinated bonds, by currency, are as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Bonds in UF	95,373	95,545
Bonds in CLP	811,185	796,564
Bonds in COP	174,473	186,230
Totals	1,081,031	1,078,339

Detail of maturities for subordinated bonds is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Within 1 year	—	—
After 1 year but within 2 years	10,082	—
After 2 years but within 3 years	21,706	14,526
After 3 years but within 4 years	122,290	23,923
After 4 years but within 5 years	—	128,717
After 5 years	926,953	911,173
Totals	1,081,031	1,078,339

For the years ended December 31, 2020 and 2019 no issuance of subordinated bonds took place.

d)	Others financial obligations

	As of December 31,
	2020	2019
	MCh$	MCh$
Within 1 year	—	—
After 1 year but within 2 years	—	—
After 2 years but within 3 years	—	—
After 3 years but within 4 years	—	—
After 4 years but within 5 years	—	—
After 5 years	—	—
Totals financial liabilities	—	—
Short-term financial liabilities
Amounts due to credit card transactions	13,123	12,956
Others	—	10
Totals short-term financial liabilities	13,123	12,966
Totals other financial liabilities	13,123	12,966

As of December 31, 2020 and 2019, the Bank has not incurred in any default in the payments of principal, interest or others in regard to debt instruments issued.